Tax - Other (Details) - GBP (£) £ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax
Deferred tax asset		£ 1,894	£ 2,178
Deferred tax liability		£ 141	£ 227
Banking surcharge rate	3.00%	4.25%	8.00%
UK corporation tax	25.00%	23.50%	19.00%	19.00%
Charge/(credit) to income statement		£ (62)	£ (236)
(Credit)/charge to other comprehensive income		258	(916)
UK tax rate change impact			10	£ (165)
Deferred tax assets that have not been recognised		5,168	5,534	5,437
Tax losses and other temporary differences for which no deferred tax asset has been recognised		24,438	25,742	24,699
Deferred tax liabilities not recognised		256	257	302
Expected future taxation from unrecognised deferred tax liabilities		0
Temporary differences associated with investments in subsidiaries and branches		1,005	1,010	1,032
Underlying temporary differences in respect of retained earnings of overseas subsidiaries and held-over gains on the incorporation of certain overseas branches		1,005	1,010	£ 1,032
within 5 years
Deferred tax
Tax losses and other temporary differences for which no deferred tax asset has been recognised		34
After 5 years
Deferred tax
Tax losses and other temporary differences for which no deferred tax asset has been recognised		4,488
Total losses carried forward
Deferred tax
Deferred tax asset		1,019	952
Charge/(credit) to income statement		£ (67)	(51)
Country of domicile
Deferred tax
Limit of offset of losses carried forward (as a percent)		25.00%
Country of domicile | Total losses carried forward
Deferred tax
Deferred tax asset		£ 959	900
NatWest Markets Plc | Total losses carried forward
Deferred tax
Deferred tax asset		0	3
Tax losses and other temporary differences for which no deferred tax asset has been recognised		5,558
National Westminster Bank Plc | Total losses carried forward
Deferred tax
Deferred tax asset		362	445
Tax losses carried forward		2,308
Tax losses for which deferred tax assets are recognised		1,448
RBS plc | Total losses carried forward
Deferred tax
Deferred tax asset		597	452
Tax losses carried forward		3,297
Tax losses for which deferred tax assets are recognised		2,388
UBIDAC | Total losses carried forward
Deferred tax
Deferred tax asset		5	6
Tax losses for which deferred tax assets are recognised		40
NWM N.V. | Total losses carried forward
Deferred tax
Deferred tax asset		55	£ 46
Tax losses carried forward		2,496
Tax losses for which deferred tax assets are recognised		£ 213